Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.42%
Georgia: 0.28%
Utilities revenue: 0.28%
Main Street Natural Gas, Inc. Series C144Aøø	4.00%	8-1-2052	$500,000	$471,402
Guam: 0.46%
Airport revenue: 0.18%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	325,000	315,728
Water & sewer revenue: 0.28%
Guam Government Waterworks Authority	5.00	1-1-2046	500,000	471,237
				786,965
Illinois: 0.18%
Miscellaneous revenue: 0.18%
City of Chicago Lakeshore East Special Assessment Area 144A	2.53	12-1-2025	327,000	311,334
Minnesota: 96.52%
Airport revenue: 2.84%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	501,269
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2032	800,000	801,835
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2033	200,000	200,459
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,000,131
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	1,100,000	1,102,253
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,000,851
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	246,782
				4,853,580
Education revenue: 20.92%
City of Brooklyn Park Athlos Leadership Academy Series A	5.50	7-1-2040	750,000	623,812
City of Cologne Cologne Academy Series A	5.00	7-1-2029	590,000	575,021
City of Cologne Cologne Academy Series A	5.00	7-1-2034	500,000	467,542
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	945,459
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2025	125,000	122,135
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	96,639
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	95,925
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	387,784
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	473,818
City of Forest Lake Lakes International Language Academy Series A	5.50	8-1-2036	500,000	501,040
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	370,000	349,733
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	611,226
City of Hugo Noble Academy Series A	5.00	7-1-2029	600,000	586,496
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	533,161
City of Moorhead Concordia College	5.00	12-1-2025	1,540,000	1,544,202
City of Otsego Kaleidoscope Charter School Series A	4.15	9-1-2024	95,000	93,719
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,100,000	1,013,620
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	975,919
City of St. Cloud Athlos Academy Series A144A	5.25	6-1-2032	355,000	338,340
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	599,111
City of Woodbury Math & Science Academy Series A	4.00	12-1-2050	500,000	360,880
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00%	3-1-2028	$150,000	$140,449
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	328,954
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	997,391
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,519,998
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	852,143
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	609,795
Minnesota Higher Education Facilities Authority Bethel University	5.00	5-1-2037	1,250,000	1,149,122
Minnesota Higher Education Facilities Authority Carleton College	5.00	3-1-2053	500,000	513,330
Minnesota Higher Education Facilities Authority College of St. Benedict	4.00	3-1-2036	410,000	369,659
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	818,965
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	400,000	391,900
Minnesota Higher Education Facilities Authority Hamline University Series B	5.00	10-1-2035	1,000,000	997,351
Minnesota Higher Education Facilities Authority Macalester College	5.00	3-1-2028	400,000	415,028
Minnesota Higher Education Facilities Authority Macalester College	5.00	3-1-2030	500,000	521,880
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2025	570,000	575,999
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2045	2,000,000	1,866,911
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2034	200,000	191,309
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2035	170,000	160,966
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2039	200,000	180,819
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2040	200,000	178,859
Minnesota Higher Education Facilities Authority St. Olaf College	4.00	10-1-2046	2,750,000	2,356,884
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	445,334
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	756,460
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2029	750,000	770,069
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	768,665
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	302,797
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	979,463
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	799,454
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	577,412
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	707,057
See accompanying notes to portfolio of investments
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Office of Higher Education AMT	5.00%	11-1-2027	$500,000	$508,907
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,024,111
University of Minnesota Series A	5.00	4-1-2034	270,000	287,382
University of Minnesota Series A	5.00	8-1-2035	500,000	566,209
University of Minnesota Series A	5.00	9-1-2042	770,000	784,222
				35,710,836
GO revenue: 24.79%
Becker Independent School District No. 726 Series B	4.00	2-1-2024	190,000	189,976
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	100,246
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	203,322
Buffalo-Hanover-Montrose Independent School District No. 877	2.85	2-1-2028	2,080,000	1,944,334
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,185,627
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	560,313
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	854,877
City of Chaska Series C	5.00	2-1-2028	235,000	247,663
City of Chaska Series C	5.00	2-1-2029	250,000	266,475
City of Chaska Series C	5.00	2-1-2030	230,000	247,325
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,474,133
City of Long Prairie Series A AMT	5.00	2-1-2025	160,000	162,014
City of Long Prairie Series A AMT	5.00	2-1-2026	185,000	189,161
City of Moorhead Series C	4.00	2-1-2027	435,000	437,002
City of St. Cloud Series A	4.00	2-1-2029	475,000	480,229
City of St. Cloud Series A	4.00	2-1-2030	495,000	500,231
City of St. Cloud Series B	4.00	2-1-2028	245,000	247,792
City of St. Cloud Series B	4.00	2-1-2029	255,000	257,807
City of St. Cloud Series B	4.00	2-1-2030	260,000	262,666
County of Douglas Series A	5.00	8-1-2030	1,055,000	1,132,933
County of Hennepin Series A	5.00	12-1-2033	160,000	169,726
County of Hennepin Series A	5.00	12-1-2041	1,000,000	1,020,478
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,584,324
County of Hennepin Series B	5.00	12-1-2029	450,000	467,303
County of Hennepin Series B	5.00	12-15-2031	1,260,000	1,344,787
County of Hennepin Series C	5.00	12-1-2031	2,000,000	2,077,506
County of Ramsey Series B	5.00	2-1-2034	1,950,000	2,159,998
County of Rice Series A	4.00	2-1-2048	1,500,000	1,323,268
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	694,961
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	310,594
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,733,435
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	901,627
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	753,147
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	773,297
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	451,255
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	171,906
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	161,708
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	518,853
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	262,388
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	258,608
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Minneapolis Special School District No. 1 Series A	4.00%	2-1-2040	$1,150,000	$1,073,669
Nashwauk Keewatin Independent School District No. 319 Series A	5.00	2-1-2030	250,000	272,071
Nashwauk Keewatin Independent School District No. 319 Series A	5.00	2-1-2031	325,000	357,628
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2030	275,000	297,652
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2031	465,000	507,904
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	274,607
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	340,461
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	438,091
Roseville Independent School District No. 623 Series A	5.00	2-1-2031	2,090,000	2,170,837
Russell Tyler Ruthton Independent School District No. 2902 Series A	5.00	2-1-2030	1,620,000	1,737,238
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	1,450,000	1,469,434
Shakopee Independent School District No. 720 Series B	5.00	2-1-2025	405,000	410,884
St. Cloud Independent School District No. 742 Series B	5.00	2-1-2031	200,000	215,344
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,846,968
State of Minnesota Series B	3.25	8-1-2034	140,000	130,090
State of Minnesota Series B	4.00	8-1-2031	250,000	253,565
State of Minnesota Series B	4.00	8-1-2043	1,000,000	908,980
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	441,939
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	533,182
Worthington Independent School District No. 518 Series A	4.00	2-1-2033	555,000	558,924
				42,322,763
Health revenue: 21.50%
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2026	750,000	753,405
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2027	500,000	502,009
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2029	300,000	300,892
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	861,187
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	505,716
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	730,870
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	229,564
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2026	645,000	666,022
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2029	1,000,000	1,063,542
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group Series A	5.00	11-15-2029	1,000,000	1,030,366
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	904,707
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,046,394
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,036,164
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	394,413
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,105,519
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	967,629
City of Minneapolis Fairview Health Services Obligated Group Series C (Wells Fargo Bank LOC)ø	4.45	11-15-2048	1,700,000	1,700,000
See accompanying notes to portfolio of investments
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Plato Glencoe Regional Health Services	5.00%	4-1-2041	$550,000	$533,620
City of Rochester Mayo Clinic	5.00	11-15-2057	2,000,000	2,035,582
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC 144Aøø	5.85	11-1-2058	740,000	723,340
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2024	420,000	422,149
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2027	700,000	703,370
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	326,297
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2027	1,785,000	1,816,895
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	1,550,000	1,579,146
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2030	2,000,000	2,037,004
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2031	2,000,000	2,035,210
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	622,618
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,358,314
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,374,236
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	573,630
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	484,205
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2025	520,000	526,182
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2028	720,000	726,668
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	2,010,000	2,025,073
				36,701,938
Housing revenue: 8.90%
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	860,000	860,700
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	481,873
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	837,539
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	298,511
Minnesota Housing Finance Agency Series A	5.00	8-1-2027	1,665,000	1,676,516
Minnesota Housing Finance Agency Series A	5.00	8-1-2032	500,000	501,983
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	340,537
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	498,648
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	1,000,000	874,425
Minnesota Housing Finance Agency Series C (Department of Housing and Urban Development Insured)	0.30	2-1-2024	1,500,000	1,479,629
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	211,358
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	561,096
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	431,297
Minnesota Housing Finance Agency Series G AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	3.95	1-1-2034	2,155,000	2,155,000
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)##	4.85%	7-1-2037	$3,055,000	$3,026,791
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)%%	4.65	7-1-2041	1,000,000	959,078
				15,194,981
Miscellaneous revenue: 8.14%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,002,267
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	239,413
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	237,373
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	275,911
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,034,908
Duluth Independent School District No. 709 Series A COP	4.00	3-1-2026	700,000	688,460
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	403,619
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2028	700,000	730,591
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	266,251
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	271,408
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	275,408
Minneapolis Special School District No. 1 Series A COP	5.00	4-1-2024	300,000	301,565
Minnesota Rural Water Finance Authority, Inc. Construction Notes %%	4.38	4-1-2025	500,000	499,951
Minnesota Rural Water Finance Authority, Inc. Public Projects Construction Notes	2.63	12-1-2023	1,500,000	1,492,253
Northeastern Metropolitan Intermediate School District No. 916 Series A COP	4.00	2-1-2024	1,100,000	1,099,530
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,516,548
Plymouth Intermediate District No. 287 Series A COP	4.00	2-1-2024	130,000	129,822
Plymouth Intermediate District No. 287 Series A COP	4.00	2-1-2025	215,000	214,488
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2026	500,000	499,619
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2027	1,000,000	1,002,028
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	505,581
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	353,861
White Bear Lake Independent School District No. 624 Series B COP	5.00	4-1-2026	830,000	851,735
				13,892,590
Transportation revenue: 0.63%
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2026	525,000	523,717
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2027	545,000	545,202
				1,068,919
Utilities revenue: 8.27%
Central Minnesota Municipal Power Agency (AGM Insured)	4.00	1-1-2042	350,000	315,892
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2029	315,000	334,392
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2030	210,000	224,787
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2031	350,000	374,939
City of Elk River Electric Revenue Series B	5.00	8-1-2028	300,000	318,537
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	508,587
See accompanying notes to portfolio of investments
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Rochester Electric Utility Revenue Series B	5.00%	12-1-2025	$315,000	$315,522
City of Rochester Electric Utility Revenue Series B	5.00	12-1-2026	250,000	250,415
Minnesota Municipal Gas Agency Series A (Royal Bank of Canada LIQ)øø	4.00	12-1-2052	1,500,000	1,458,067
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	502,841
Northern Municipal Power Agency	5.00	1-1-2025	205,000	207,405
Northern Municipal Power Agency	5.00	1-1-2031	350,000	357,926
Northern Municipal Power Agency	5.00	1-1-2036	100,000	102,428
Northern Municipal Power Agency	5.00	1-1-2041	400,000	402,017
Northern Municipal Power Agency Series A	4.00	1-1-2028	450,000	449,985
Northern Municipal Power Agency Series A	5.00	1-1-2024	500,000	500,281
Northern Municipal Power Agency Series A	5.00	1-1-2031	745,000	745,416
Southern Minnesota Municipal Power Agency Badger Coulee Project Series A	5.00	1-1-2032	700,000	753,631
Southern Minnesota Municipal Power Agency Badger Coulee Project Series A	5.00	1-1-2033	560,000	601,391
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2029	515,000	526,997
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2031	520,000	532,001
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	485,414
St. Paul Port Authority District Energy St. Paul Obligated Group Series 1	3.00	10-1-2023	200,000	200,000
St. Paul Port Authority District Energy St. Paul Obligated Group Series 1	3.00	10-1-2027	100,000	94,549
St. Paul Port Authority District Energy St. Paul Obligated Group Series 1	3.00	10-1-2034	225,000	190,377
St. Paul Port Authority District Energy St. Paul Obligated Group Series 1	4.00	10-1-2028	400,000	400,957
St. Paul Port Authority District Energy St. Paul Obligated Group Series 1	4.00	10-1-2041	500,000	424,455
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A	5.00	1-1-2049	1,500,000	1,522,861
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2034	1,000,000	1,018,603
				14,120,673
Water & sewer revenue: 0.53%
City of St. Paul Water Revenue Series A	4.00	12-1-2045	1,000,000	910,360
				164,776,640
New York: 0.16%
Health revenue: 0.16%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B	5.00	1-1-2027	275,000	276,614
Puerto Rico: 0.82%
Health revenue: 0.82%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	4.00	7-1-2037	275,000	237,658
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00%	7-1-2028	$760,000	$778,693
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00	7-1-2031	365,000	377,795
					1,394,146
Total municipal obligations (Cost $179,513,117)					168,017,101
Total investments in securities (Cost $179,513,117)	98.42%				168,017,101
Other assets and liabilities, net	1.58				2,699,639
Total net assets	100.00%				$170,716,740

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
SPA	Standby purchase agreement
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra 10-Year U.S. Treasury Notes	15	12-19-2023	$1,726,081	$1,673,438	$0	$(52,643)
See accompanying notes to portfolio of investments
8 | Allspring Minnesota Tax-Free Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Minnesota Tax-Free Fund  | 9

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$168,017,101	$0	$168,017,101
Total assets	$0	$168,017,101	$0	$168,017,101
Liabilities
Futures contracts	$52,643	$0	$0	$52,643
Total liabilities	$52,643	$0	$0	$52,643
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2023, $45,000 was segregated as cash collateral for these open futures contracts.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Minnesota Tax-Free Fund